BASIS OF PRESENTATION AND GOING CONCERN	6 Months Ended
Jun. 30, 2022
Additional information [abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2.	BASIS OF PRESENTATION AND GOING CONCERN

a)	Statement of compliance and going concern

The Company prepares its condensed consolidated financial statements in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and note disclosures normally included in the annual financial statements prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the IASB, have been omitted or condensed. These condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements for the year ended December 31, 2021.

On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Underground and surface drilling continued throughout Q1 and Q2 2022; however, based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022.

In addition, the Company has incurred losses from operations, has a shareholders’ deficit of $10,477, and negative working capital of $22,067 (including the Provision for litigation of $22,194 (Note 9)) as of June 30, 2022. Operating cash flows from the Platosa Mine are projected to cease after the wind down of operations in Q3 2022 and therefore the Company must utilize its current cash reserves, and other financing transactions to maintain its working capital requirements and planned corporate expenditures, as well as to fund exploration activities.

As indicated in Note 9, the Company is also party to a legal claim (the “Judgment”) against San Pedro Resources SA de CV (“San Pedro”). The Judgment is solely against San Pedro as defendant and the Company believes that the Plaintiff has no recourse against the Company’s other assets in Mexico (including Platosa), Idaho, Saxony or Canada. San Pedro continues to operate in the ordinary course and there is currently no impact to the operation of the Company’s business.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)

The Company’s assets in Mexico, including those held in San Pedro, are security for the Debentures (Note 7). The Company does not consider the Judgment and actions taken by the Plaintiff to date in connection with enforcing the Judgment to constitute an event of default or default under the trust indenture governing the outstanding Debentures (the “Indenture”). An event of default under the Indenture, if not cured or waived, could result in the acceleration of all the Company’s debt under the Debentures and could materially and adversely affect the Company’s future operations, cash flows, earnings, results of operations, financial condition, and the economic viability of its projects.

On March 7, 2022, the Company reported that the Sindicato Nacional Minero Metalúrgico (the “Platosa Union”) commenced a labour action at the Platosa Mine in Durango, Mexico. On April 1, 2022, the labour action was resolved.

The Company is considering various financing, corporate development opportunities and strategic alternatives that may include acquisitions, divestitures, mergers or spin-offs of the Company’s or third parties’ assets, as applicable.

These conditions indicate the existence of material uncertainties that cast substantial doubt on the Company’s ability to realize its assets and discharge its liabilities in the normal course of business and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. The Company’s ability to continue as a going concern is dependent on its ability to repay or refinance its non-current Debentures, obtain the necessary financing to advance its exploration projects and meet its ongoing corporate overhead costs. Although the Company has been successful in obtaining debt or equity financing in the past, there is no assurance that it will be able to do so in the future or that such arrangements will be on terms advantageous to the Company.

These condensed consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. Accordingly, these condensed consolidated financial statements do not include adjustments to the recoverability and classification of recorded assets and liabilities and related expenses that might be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and liquidate its liabilities in other than the normal course of business at amounts different from those in the accompanying condensed consolidated financial statements. Such adjustments could be material.

b)	Summary of significant accounting policies, judgments, and estimates

These condensed consolidated financial statements have been prepared using the same accounting policies, methods of computation, judgments and estimates as the annual consolidated financial statements of the Company as at and for the year ended December 31, 2021.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and six months ended June 30, 2022 and 2021

(in thousands of U.S. dollars, except share and per share data)